Financial Instruments - Summary of Sensitivity Analysis For Other Investments (Detail) - Other Investments - Equity Securities (FVTPL) [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Net revenue multiple, increase in profit or loss	$ (4)	$ (4)
Net revenue multiple, decrease in profit or loss	$ 4	$ 4